REVENUE EARNING DEVICES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2026	May 31, 2025	Feb. 28, 2026	Feb. 28, 2025
Restructuring Cost and Reserve [Line Items]
Revenue earning	$ 276,717	$ 895,547	$ 2,632,720
Disposed of assets			1,108,776
Related accumulated depreciation			1,037,839
Net book value			70,937
Robotic Assistance Devices LLC [Member]
Restructuring Cost and Reserve [Line Items]
Revenue earning				$ 3,398,505
Disposed of assets			$ 92,466
Finished goods inventory on assets				$ 0